CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Other Comprehensive Income [Abstract]
Net income for the year	$ 25,554	$ 25,960	$ 22,186
Other comprehensive loss, net of tax:
Foreign currency translation adjustment	(2,754)	(2,286)	(9,448)
Losses in respect of derivative financial instruments designated for cash flow hedge, before reclassifications	(635)
Amounts reclassified from accumulated other comprehensive income	(217)
Other comprehensive loss, net of tax	(3,172)	(2,286)	(9,448)
Comprehensive income	22,382	23,674	12,738
Less: comprehensive income attributable to non-controlling interest	(1,996)	(963)	(533)
Comprehensive income attributable to the Company	$ 20,386	$ 22,711	$ 12,205